BASIC AND DILUTED NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Numerator:
Net loss	$ (28,720)		$ (14,972)		$ (22,740)
Dividends accumulated for the period ()	(2,964)	[1]	(3,511)	[1]	(30,091)	[1]
Net loss available to shareholders of Ordinary shares	$ (31,684)		$ (18,483)		$ (52,831)
Denominator:
Shares used in computing net loss per Ordinary shares, basic and diluted	11,597,826		6,822,720		6,355,428

[1]	Includes also consideration received by the Company for the issuance of Series E preferred share for the year ended December 31, 2011.